Summary of Significant Accounting Policies - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 18, 2020
Accounting Policies [Line Items]
Cash insured	$ 250,000	$ 250,000
Cash equivalents	$ 0	$ 0	$ 0
Private Placement [Member]
Accounting Policies [Line Items]
Number of warrants or rights outstanding		153,500		153,500
Common Class A [Member]
Accounting Policies [Line Items]
Common stock shares subject to possible redemption	41,400,000	41,400,000	41,400,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	10,503,500
Number of warrants or rights outstanding		10,350,000		10,350,000
Common Class A [Member] | Warrant [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		10,503,500